Capital and financial risk management - Net financial instruments - Derivative financial liabilities (Details) - Derivative financial instruments - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ (4,010)	€ (4,767)
Amount set off	0
Amounts presented in balance sheet	(4,010)	(4,767)
Right of set off with derivative counterparties	1,989	3,556
Cash collateral	€ 2,194	€ 1,115